Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Registrant Name	Aureus Greenway Holdings Inc.
Entity Central Index Key	0002009312
Entity Tax Identification Number	99-0418678
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2995 Remington Boulevard
Entity Address, City or Town	Kissimmee
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34744
City Area Code	(407)
Local Phone Number	344 4004
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	701 S. Carson Street
Entity Address, Address Line Two	Ste. 200
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
Contact Personnel Name	Vcorp Services, LLC